Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties and compensation to Directors and Key Management	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2021				2020				2019
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€831	€1,220	€14	€—	€—	€—	€—	€—	€—	€—	€—	€—
FCA Bank	1,666	19	(1)	39	—	—	—	—	—	—	—	—
GAC FCA JV	45	—	—	(3)	—	—	—	—	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	150	122	—	—	95	54	—	(2)	189	129	—	—
Partnership with Santander	3,955	632	57	—	3,799	558	—	—	5,138	438	—	—
Partnership with BNP Paribas Personal Finance	733	15	—	—	778	272	—	—	—	—	—	—
Other	4	2	8	—	—	—	—	—	—	—	—	—
Total joint arrangements	7,384	2,010	78	36	4,672	884	—	(2)	5,327	567	—	—
GEFCO	25	2,048	—	—	23	1,913	—	—	33	2,264	—	—
Other	66	144	16	(2)	58	4	—	(3)	95	116	—	(6)
Total associates	91	2,192	16	(2)	81	1,917	—	(3)	128	2,380	—	(6)
CNHI	332	169	1	—	—	—	—	—	—	—	—	—
Ferrari N.V.	27	115	—	—	—	—	—	—	—	—	—	—
Directors and Key Management	—	—	73	—	—	—	48	—	—	—	33	—
Other	179	5	49	—	—	—	—	—	—	—	—	—
Total CNHI, Ferrari, Directors and other	538	289	123	—	—	—	48	—	—	—	33	—
Total unconsolidated subsidiaries	261	11	5	(4)	—	—	—	—	—	—	—	—
Total transactions with related parties	€8,274	€4,502	€222	€30	€4,753	€2,801	€48	€(5)	€5,455	€2,947	€33	€(6)

Total for the Company	€149,419	€119,943	€9,130	€734	€47,656	€38,250	€3,923	€94	€58,993	€46,625	€4,922	€124
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2021				2020
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€25	€356	€—	€—	€—	€—	€—	€—
FCA Bank	105	115	1	88	—	—	—	—
GAC FCA JV	125	5	—	—	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	132	68	—	—	126	53	—	—
Partnership with Santander	165	139	120	26	298	134	136	13
Partnership with BNP Paribas Personal Finance	93	138	—	—	61	98	—	—
Other	2	14	—	—	—	—	—	—
Total joint arrangements	647	835	121	114	485	285	136	13
GEFCO	15	383	—	—	3	157	—	—
Other	19	54	—	—	279	30	—	—
Total associates	34	437	—	—	282	187	—	—
CNHI	29	12	—	—	—	—	—	—
Ferrari N.V.	11	23	—	—	—	—	—	—
Other	55	31	—	—	—	—	—	—
Total CNHI, Ferrari N.V. and other	95	66	—	—	—	—	—	—
Total unconsolidated subsidiaries	61	34	—	28	—	—	—	—
Total originating from related parties	€837	€1,372	€121	€142	€767	€472	€136	€13

Total for the Company	€11,442	€50,316	€993	€32,589	€6,793	€29,205	€260	€13,443
______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt.

Disclosure of future minimum expected obligations
As of December 31, 2021, the Company had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2022	€273
2023	€157
2024	€154
As of December 31, 2021, the future minimum expected obligations were as follows:

(€ million)
2022	€16
2023	€10
2024	€10
2025	€10
2026	€10
2027 and thereafter	€110